Interim Consolidated Balance Sheet - CAD ($) $ in Millions	Jul. 31, 2019	Oct. 31, 2018
ASSETS
Cash and due from banks	$ 5,012	$ 4,735
Interest-bearing deposits with banks	34,697	30,720
Cash and interest bearing deposits with banks	39,709	35,455
Trading loans, securities, and other (Note 4)	142,161	127,897
Non-trading financial assets at fair value through profit or loss (Note 4)	6,033	4,015
Derivatives (Note 4)	52,555	56,996
Financial assets designated at fair value through profit or loss (Note 4)	4,018	3,618
Financial assets at fair value through other comprehensive income (Notes 4, 5, 6)	116,700	130,600
Total Trading and Non Trading Financial Assets	321,467	323,126
Debt securities at amortized cost, net of allowance for credit losses (Notes 4, 5)	116,390	107,171
Securities purchased under reverse repurchase agreements (Note 4)	162,644	127,379
Loans (Notes 4, 6)
Residential mortgages	231,349	225,191
Consumer instalment and other personal	178,222	172,079
Credit card	36,756	35,018
Business and government	233,374	217,654
Gross loans	679,701	649,942
Allowance for loan losses (Note 6)	(3,769)	(3,549)
Loans, net of allowance for loan losses	675,932	646,393
Other
Customers' liability under acceptances	15,219	17,267
Goodwill (Note 9)	17,006	16,536
Other intangibles	2,565	2,459
Land, buildings, equipment, and other depreciable assets	5,463	5,324
Deferred tax assets	1,898	2,812
Amounts receivable from brokers, dealers, and clients	21,169	26,940
Other assets (Note 10)	16,872	15,596
Total other miscellaneous assets	89,300	95,379
Total assets	1,405,442	1,334,903
LIABILITIES
Trading deposits (Notes 4, 11)	37,796	114,704
Derivatives (Note 4)	53,569	48,270
Securitization liabilities at fair value (Note 4)	12,749	12,618
Financial liabilities designated at fair value through profit or loss (Notes 4, 11)	95,774	16
Total financial liabilities other than non-trading deposits and other	199,888	175,608
Deposits (Notes 4, 11)
Personal	491,538	477,644
Banks	16,560	16,712
Business and government	362,228	357,083
Total deposits, other than trading	870,326	851,439
Other
Acceptances	15,219	17,269
Obligations related to securities sold short (Note 4)	35,299	39,478
Obligations related to securities sold under repurchase agreements (Note 4)	123,208	93,389
Securitization liabilities at amortized cost (Note 4)	14,179	14,683
Amounts payable to brokers, dealers, and clients	21,866	28,385
Insurance-related liabilities	6,792	6,698
Other liabilities (Note 12)	21,687	19,174
Total other miscellaneous liabilities	238,250	219,076
Subordinated notes and debentures (Notes 4, 13)	10,596	8,740
Total liabilities	1,319,060	1,254,863
EQUITY
Contributed surplus	157	193
Retained earnings	48,818	46,145
Accumulated other comprehensive income (loss)	9,933	6,639
Equity attributable to owners of parent	86,382	79,047
Non-controlling interests in subsidiaries (Note 14)		993
Total equity	86,382	80,040
Total liabilities and equity	1,405,442	1,334,903
TD Ameritrade [member]
Other
Investment in TD Ameritrade (Note 7)	9,108	8,445
Common shares [member]
EQUITY
Common shares (Note 14)	21,722	21,221
Treasury shares - common (Note 14)	(44)	(144)
Preferred shares [member]
EQUITY
Common shares (Note 14)	5,800	5,000
Treasury shares - common (Note 14)	$ (4)	$ (7)